Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	$ 2,519,232
Ending balance	2,339,182	$ 2,519,232
Net book value	2,339,182	2,519,232
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	617,343
Ending balance	2,215,000	617,343
Net book value	2,215,000	617,343
Plant and equipments [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,876,127
Ending balance		1,876,127
Net book value		1,876,127
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,230
Ending balance	118,036	1,230
Net book value	118,036	1,230
Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	2,178
Ending balance		2,178
Net book value		2,178
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	19,388
Ending balance	2,361	19,388
Net book value	2,361	19,388
Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	2,966
Ending balance	3,785	2,966
Net book value	3,785	2,966
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	14,075,432	13,284,387
Additions	2,098,138	436,295
Impact of sale of RPK	(13,239,239)
Disposal		(150,670)
Foreign exchange movements	(566,313)	505,420
Ending balance	2,368,018	14,075,432
Net book value	2,368,018	14,075,432
Cost [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,355,337	885,237
Additions	1,950,000	434,344
Impact of sale of RPK	(909,551)
Disposal
Foreign exchange movements	(180,786)	35,756
Ending balance	2,215,000	1,355,337
Net book value	2,215,000	1,355,337
Cost [Member] | Plant and equipments [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	12,502,023	12,135,221
Additions
Impact of sale of RPK	(12,148,749)
Disposal		(93,002)
Foreign exchange movements	(353,274)	459,804
Ending balance		12,502,023
Net book value		12,502,023
Cost [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,538
Additions	141,806	1,502
Impact of sale of RPK
Disposal
Foreign exchange movements	(6,683)	36
Ending balance	136,661	1,538
Net book value	136,661	1,538
Cost [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	32,716	92,255
Additions
Impact of sale of RPK	(28,983)
Disposal		(57,668)
Foreign exchange movements	(3,733)	(1,871)
Ending balance		32,716
Net book value		32,716
Cost [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	48,862	42,439
Additions	3,776	412
Impact of sale of RPK	(25,610)
Disposal
Foreign exchange movements	(15,610)	6,011
Ending balance	11,418	48,862
Net book value	11,418	48,862
Cost [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	134,956	129,235
Additions	2,556	37
Impact of sale of RPK	(126,346)
Disposal
Foreign exchange movements	(6,227)	5,684
Ending balance	4,939	134,956
Net book value	4,939	134,956
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	2,828,169	1,124,883
Depreciation	23,005	1,605,959
Depreciation - RPK	261,501
Impact of sale of RPK	(2,741,987)
Disposal		(51,087)
Foreign exchange movements	(341,852)	148,414
Ending balance	28,836	2,828,169
Net book value	28,836	2,828,169
Accumulated depreciation [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance
Depreciation
Depreciation - RPK
Impact of sale of RPK
Disposal
Foreign exchange movements
Ending balance
Net book value
Accumulated depreciation [Member] | Plant and equipments [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	2,723,166	1,053,249
Depreciation		1,541,644
Depreciation - RPK	255,023
Impact of sale of RPK	(2,662,688)
Disposal		(14,771)
Foreign exchange movements	(315,501)	143,044
Ending balance		2,723,166
Net book value		2,723,166
Accumulated depreciation [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	308
Depreciation	19,216	300
Depreciation - RPK
Impact of sale of RPK
Disposal
Foreign exchange movements	(899)	8
Ending balance	18,625	308
Net book value	18,625	308
Accumulated depreciation [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	21,364	30,519
Depreciation		29,928
Depreciation - RPK	2,202
Impact of sale of RPK	(19,866)
Disposal		(36,316)
Foreign exchange movements	(3,700)	(2,767)
Ending balance		21,364
Net book value		21,364
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	38,570	14,771
Depreciation	1,261	21,330
Depreciation - RPK	3,236
Impact of sale of RPK	(34,669)
Disposal
Foreign exchange movements	(5,820)	2,469
Ending balance	2,578	38,570
Net book value	2,578	38,570
Accumulated depreciation [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	44,761	26,344
Depreciation	2,528	12,757
Depreciation - RPK	1,040
Impact of sale of RPK	(24,764)
Disposal
Foreign exchange movements	(15,932)	5,660
Ending balance	7,633	44,761
Net book value	7,633	44,761
Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	8,728,031
Impairment		8,728,031
Impact of sale of RPK	(8,728,031)
Ending balance		8,728,031
Net book value		8,728,031
Impairment [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	737,994
Impairment		737,994
Impact of sale of RPK	(737,994)
Ending balance		737,994
Net book value		737,994
Impairment [Member] | Plant and equipments [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	7,902,730
Impairment		7,902,730
Impact of sale of RPK	(7,902,730)
Ending balance		7,902,730
Net book value		7,902,730
Impairment [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance
Impairment
Impact of sale of RPK
Ending balance
Net book value
Impairment [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	9,174
Impairment		9,174
Impact of sale of RPK	(9,174)
Ending balance		9,174
Net book value		9,174
Impairment [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	76,998
Impairment		76,998
Impact of sale of RPK	(76,998)
Ending balance		76,998
Net book value		76,998
Impairment [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,135
Impairment		1,135
Impact of sale of RPK	(1,135)
Ending balance		1,135
Net book value		$ 1,135